REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2014
Regulatory Capital Requirements Under Banking Regulations [Abstract]
Schedule of actual capital amounts and ratios

Actual capital amounts and ratios are presented in the table below (dollars in thousands). Management believes, as of December 31, 2014, that the Corporation and the Bank met the guidelines to which they were subject.

(Dollars in thousands)		Actual		For minimum capital adequacy purposes		Minimum to Be Well Capitalized under Prompt Corrective Action Provisions
December 31, 2014		Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to Risk weighted
assets)	Consolidated	$115,532	14.8%	$62,628	8.0%	$-	-
	Bank	112,554	14.4%	62,628	8.0%	78,285	10.0%
Tier I capital (to Risk weighted
assets)	Consolidated	107,598	13.7%	31,314	4.0%	-	-
	Bank	104,620	13.4%	31,314	4.0%	46,971	6.0%
Tier I capital (to Average
assets)	Consolidated	107,598	9.7%	44,513	4.0%	-	-
	Bank	104,620	9.2%	45,707	4.0%	57,133	5.0%

December 31, 2013
Total capital (to Risk weighted
assets)	Consolidated	$111,807	15.5%	$57,525	8.0%	$-	-
	Bank	108,923	15.1%	57,642	8.0%	72,052	10.0%
Tier I capital (to Risk weighted
assets)	Consolidated	103,212	14.4%	28,763	4.0%	-	-
	Bank	100,328	13.9%	28,821	4.0%	43,231	6.0%
Tier I capital (to Average
assets)	Consolidated	103,212	9.5%	43,320	4.0%	-	-
	Bank	100,328	9.3%	43,320	4.0%	54,150	5.0%